UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of September 30, 2009
Check here if Amendment [x]; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         July 14, 2009
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      43
Form 13F Information Table Value   $711,456
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         09/30/2009


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Aetna Inc.	              COM      00817Y108  16,378  588,495 SH         SOLE       NA    163,701   0  424,794
Allergan Inc                  COM      018490102  17,210  303,203 SH         SOLE       NA     84,347   0  218,856
Allscripts-Misys Healthcare   COM      01988P108      84    4,122 SH         SOLE       NA          0   0    4,122
Amgen Inc.                    COM      031162100  16,622  275,972 SH         SOLE       NA     76,902   0  199,070
Apache Corp.                  COM      037411105  17,566  191,286 SH         SOLE       NA     53,235   0  138,051
Apple Computer, Inc.          COM      037833100  24,012  129,552 SH         SOLE       NA     36,029   0   93,523
Broadcom Corporation	      COM      111320107   2,069   67,407 SH         SOLE       NA     50,883   0   16,524
Carnival Corporation          COM      143658300  19,167  575,929 SH         SOLE       NA    160,222   0  415,707
Cisco Systems, Inc.           COM      17275R102  20,125  854,915 SH         SOLE       NA    238,029   0  616,886
Coca-Cola Co.                 COM      191216100  20,420  380,256 SH         SOLE       NA    105,794   0  274,462
Colgate Palmolive             COM      194162103  20,009  262,316 SH         SOLE       NA     72,905   0  189,411
COSTCO Wholesale              COM      22160K105  19,080  338,417 SH         SOLE       NA     94,153   0  244,264
Devon Energy Corporation      COM      25179M103  17,000  252,490 SH         SOLE       NA     70,695   0  181,795
EOG Resources, Inc.  	      COM      26875P101  18,135  217,161 SH         SOLE       NA     60,488   0  156,673
eBay Inc.                     COM      278642103  18,725  793,438 SH         SOLE       NA    220,582   0  572,856
Express Scripts, Inc. 	      COM      302182100  19,716  254,132 SH         SOLE       NA     70,648   0  183.484
FedEx Corp.            	      COM      31428X106  18,400  244,618 SH         SOLE       NA     68,050   0  176,568
Franklin Resources Inc.       COM      354613101  20,593  204,700 SH         SOLE       NA     56,930   0  147,770
Freeport-McMoRan Copper & GoldCOM      35671D857  19,998  291,469 SH         SOLE       NA     81,117   0  210,352
General Mills Inc.            COM      370334104  19,592  304,234 SH         SOLE       NA     84,608   0  219,716
The Goldman Sachs Group, Inc. COM      38141G104  15,546   84,327 SH         SOLE       NA     23,461   0   60,866
Google Inc.                   COM      38259P508  20,224   40,787 SH         SOLE       NA     11,357   0   29,430
Hewlett-Packard Co.           COM      428236103  20,506  434,365 SH         SOLE       NA    120,239   0  314,126
Home Depot Inc.               COM      437076102  15,274  573,359 SH         SOLE       NA    159,403   0  413,956
Honeywell International Inc.  COM      438516106  18,849  507,369 SH         SOLE       NA    141,045   0  366,324
Intl Business Machines Corp.  COM      459200101  17,051  142,559 SH         SOLE       NA     41,096   0  101,463
JPMorgan Chase & Co.          COM      46625H100  19,511  445,264 SH         SOLE       NA    124,021   0  321,243
Kohl's Corp.                  COM      500255104  20,739  363,515 SH         SOLE       NA    100,945   0  262,570
Marvell Technology Group      COM      G5876H105  14,948  923,267 SH         SOLE       NA    257,400   0  665,867
Mastercard, Inc.              COM      57636Q104  17,801   88,058 SH         SOLE       NA     24,483   0   63,575
Merck & Co. Inc.              COM      589331107  14,350  453,695 SH         SOLE       NA    126,216   0  327,479
Microsoft Corp.               COM      594918104  19,913  774,205 SH         SOLE       NA    215,396   0  558,809
Nucor Corp.                   COM      670346105     476   10,135 SH         SOLE       NA     10,135   0        0
Occidental Petroleum          COM      674599105  17,297  220,629 SH         SOLE       NA     61,396   0  159,233
Procter & Gamble              COM      742718109  19,609  338,560 SH         SOLE       NA     94,206   0  244,354
QUALCOMM Inc.                 COM      747525103  11,258  250,287 SH         SOLE       NA     48,950   0  201,337
Target Corp.                  COM      87612E106  16,883  361,677 SH         SOLE       NA    100,620   0  261,057
Texas Instruments, Inc.       COM      882508104  16,010  675,816 SH         SOLE       NA    188,197   0  487,619
3M Co.                        COM      88579Y101  14,250  193,085 SH         SOLE       NA     53,718   0  139,367
Union Pacific Corporation     COM      907818108  18,342  314,348 SH         SOLE       NA     87,548   0  226,800
United States Steel Corp.     COM      912909108  10,346  233,178 SH         SOLE       NA     57,900   0  175,278
United TEchnologies Corp.     COM      913017109  14,001  229,788 SH         SOLE       NA     63,921   0  165,867
Wells Fargo & Co.             COM      949746101  13,371  474,480 SH         SOLE       NA    131,950   0  342,530
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